FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables summarize our assets and liabilities that are measured at fair value on a recurring basis.

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Foreign exchange contracts	$11	$—	$11	$—
Debt securities	13	—	13	—
Marketable equity securities	17	17	—	—
Total	$41	$17	$24	$—
Liabilities
Foreign exchange contracts	$19	$—	$19	$—
Contingent payments related to acquisitions	30	—	—	30
Total	$49	$—	$19	$30

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Foreign exchange contracts	$11	$—	$11	$—
Interest rate contracts	10	—	10	—
Marketable equity securities	3	3	—	—
Total	$24	$3	$21	$—
Liabilities
Foreign exchange contracts	$2	$—	$2	$—
Interest rate contracts	52	—	52	—
Contingent payments related to acquisitions	39	—	—	39
Total	$93	$—	$54	$39

Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs	The following table is a reconciliation of our recurring fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions.

as of and for the years ended December 31 (in millions)	2020	2019
Fair value at beginning of period	$39	$32
Additions	4	18
Change in fair value recognized in earnings	(2)	(4)
Payments	(11)	(7)
Fair value at end of period	$30	$39

Book Values and Fair Values of Financial Instruments	For these financial instruments, the following table provides the values recognized in the consolidated balance sheets and the estimated fair values.

	Book values		Fair values(a)
as of December 31 (in millions)	2020	2019	2020	2019
Liabilities
Short-term debt	$—	$226	$—	$226
Current maturities of long-term debt and finance lease obligations	406	315	409	315
Long-term debt and finance lease obligations	5,786	4,809	6,471	5,156
(a)    These fair value amounts are classified as Level 2 within the fair value hierarchy as they are estimated based on observable inputs.